CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Statement of comprehensive income [abstract]
Net income	¥ 5,071,421	¥ 2,492,967	¥ 2,874,614
Items that will not be reclassified to profit (loss)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	557,539	99,223	(49,242)
Remeasurements of defined benefit plans	46,328	65,153	136,250
Share of other comprehensive income of equity method investees	156,118	(77,148)	113,641
Total of items that will not be reclassified to profit (loss)	759,984	87,228	200,648
Items that may be reclassified subsequently to profit (loss)
Exchange differences on translating foreign operations	1,178,875	676,042	902,844
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	12,247	(115,738)	(154,174)
Share of other comprehensive income of equity method investees	165,996	180,181	193,811
Total of items that may be reclassified subsequently to profit (loss)	1,357,118	740,485	942,480
Total other comprehensive income, net of tax	2,117,103	827,713	1,143,129
Comprehensive income	7,188,523	3,320,681	4,017,742
Comprehensive income for the period attributable to
Toyota Motor Corporation	6,999,828	3,251,090	3,954,350
Non-controlling interests	188,696	69,591	63,392
Comprehensive income	¥ 7,188,523	¥ 3,320,681	¥ 4,017,742